Consolidated Statements of Changes in Equity	Issued capital [member] SGD ($)	Share Applicationmonies [member] SGD ($)	Translation Reserves [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2019	$ 3,000,000		$ (1,736)	$ (1,080,242)	$ 1,918,022			$ 1,918,022
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year			(6,616)	(1,935,440)	(1,942,056)	(186)		(1,942,242)
Issuance of shares	500,000				500,000			500,000
Balance at Dec. 31, 2020	3,500,000		(8,352)	(3,015,682)	475,966	(186)		475,780
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year			(22,628)	(2,051,650)	(2,074,278)	(253)		(2,074,531)
Transactions with owners of the Company recognized directly in equity
Issuance of shares	2,000,000				2,000,000			2,000,000
Issuance of shares – transferred from share application monies	858,605	(858,605)
Share issued for service	190,355				190,355			190,355
Share application monies received		2,000,000			2,000,000			2,000,000
Total transactions with owners of the Company	3,048,960	1,141,395			4,190,355			4,190,355
Balance at Dec. 31, 2021	6,548,960	1,141,395	(30,980)	(5,067,332)	2,592,043	(439)		2,591,604
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the year			(96,504)	(3,131,209)	(3,227,713)	(243)	$ (2,408,204)	(3,227,956)
Transactions with owners of the Company recognized directly in equity
Issuance of shares	2,364,045	(1,141,395)			1,222,650			1,222,650
Balance at Dec. 31, 2022	$ 8,913,005		$ (127,484)	$ (8,198,541)	$ 586,980	$ (682)	$ 437,405	$ 586,298